Trade and Other Receivables, net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Trade and Other Receivables, net
Trade and Other Receivables, net

Trade and other receivables, net are recorded at cost.

	December 31, 2016
	Trade and other receivables
($ thousands)	Gross	Allowance for credit losses	Net

Trade receivables	991,556	(58,884)	932,672
Related party receivables (Note 25)	12,638	—	12,638
Sales-type lease receivables	1,927	—	1,927
	1,006,121	(58,884)	947,237

	December 31, 2015
	Trade and other receivables
($ thousands)	Gross	Allowance for credit losses	Net

Trade receivables	1,013,330	(76,137)	937,193
Related party receivables (Note 25)	20,727	—	20,727
Sales-type lease receivables	1,672	—	1,672
	1,035,729	(76,137)	959,592

The following table presents the activity in the allowance for credit losses related to trade receivables:

	December 31,
($ thousands)	2016	2015	2014

Balance at beginning of year	(76,137)	(91,819)	(99,657)
Provisions, net	(13,594)	(18,883)	(14,655)
Amounts written off as uncollectible	29,289	25,703	14,310
Foreign currency translation	1,558	9,263	11,695
Other	—	(401)	(3,512)
Balance at end of year	(58,884)	(76,137)	(91,819)

In 2014 and 2013, the Company entered into two agreements with major European financial institutions to sell certain accounts receivable on a non-recourse basis, related to the Italy segment. These receivables have been derecognized from the Company’s consolidated balance sheet. The agreements have a three- and five-year duration, respectively, and are subject to early termination by either party. The aggregate amount of outstanding accounts receivables is limited to a maximum amount of €300 million and €150 million for Scratch & Win and Commercial Services, respectively. At December 31, 2016 and 2015, the following receivables had been sold:

	December 31, 2016		December 31, 2015
(in thousands)	euro	$	euro	$

Scratch & Win	144,625	152,449	179,904	195,862
Commercial services	59,334	62,544	60,265	65,611
	203,959	214,993	240,169	261,473